COMMITMENTS AND CONTINGENT LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Purchase Obligation	$ 564,362
Btu 12300 [Member]
Purchase Obligation, Due in Next Twelve Months	47,028
Purchase Obligation, Due in Second Year	64,350
Purchase Obligation, Due in Third Year	64,350
Purchase Obligation, Due in Fourth Year	64,350
Purchase Obligation, Due in Fifth Year	64,350
Purchase Obligation	304,428
Btu 10800 [Member]
Purchase Obligation, Due in Next Twelve Months	40,154
Purchase Obligation, Due in Second Year	54,945
Purchase Obligation, Due in Third Year	54,945
Purchase Obligation, Due in Fourth Year	54,945
Purchase Obligation, Due in Fifth Year	54,945
Purchase Obligation	$ 259,934